Income Taxes - Tax Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Excluding Interest & Penalties	$ 40,174	$ 13,762	$ 10,571	$ 9,572
Deferred Tax Assets, Valuation Allowance	$ 20,828	$ 20,828
Effective Income Tax Rate Reconciliation, Percent	26.70%	(29.20%)	(33.90%)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 26,400
Decrease in Unrecognized Tax Benefits is Reasonably Possible	$ 16,900
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Unrecognized tax benefits	$ 42,049	$ 12,000
Income taxes paid	283,330	227,953	$ 223,594
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1,700
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	0
Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	0	$ 4,500	1,000
State Income Taxes, Net of Federal Tax Benefit [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 5,000		$ 800